Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	AMERISERV FINANCIAL INC /PA/
Entity Central Index Key	0000707605
Document Type	10-Q
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		18,784,188